Other Financial Instruments and Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Fair Value Disclosures [Abstract]
Company's Municipal bond mature in 2018	$ 1.4
Company's Municipal bond mature in 2019	2.3
Company's Municipal bond mature in 2020	2.2
Company's Municipal bond mature in 2021	5.1
Company's Municipal bond mature in 2022 and beyond	23.7
Impairment charges	$ 133.2	$ 0.0	$ 1.2